Other comprehensive income - Schedule of components of other comprehensive income (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Comprehensive Income [Abstract]
OTHER COMPREHENSIVE INCOME OR LOSS	€ (37,974)	€ (36,595)	€ (35,020)
ITEMS THAT WILL NOT BE RECLASSIFIED TO PROFIT OR LOSS:	(4,121)	(4,757)	(5,212)
Actuarial gains and losses on defined benefit pension plans	(3,896)	(4,404)	(4,324)
Non-current assets held for sale	56	0	0
Share in other income and expenses recognised in investments, joint ventures and associates	1	(1)	1
Other valuation adjustments	0	0	0
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	(250)	(432)	(776)
Inefficiency of fair value hedges of equity instruments measured at fair value with changes in other comprehensive income	0	0	0
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedged item)	208	284	264
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedging instrument)	(208)	(284)	(264)
Changes in the fair value of financial liabilities measured at fair value through profit or loss attributable to changes in credit risk	(32)	80	(113)
ITEMS THAT MAY BE RECLASSIFIED TO PROFIT OR LOSS:	(33,853)	(31,838)	(29,808)
Hedges of net investments in foreign operations (Effective portion)	(7,343)	(8,002)	(8,684)
Exchange differences	(25,475)	(22,375)	(19,510)
Hedging derivatives. Cash flow hedges (Effective portion)	333	(298)	(740)
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	(372)	(736)	(555)
Hedging instruments (items not designated)	(11)	0	0
Non-current assets classified as held for sale	(590)	0	0
Share in other income and expenses recognised in investments, joint ventures and associates	€ (395)	€ (427)	€ (319)